Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

19.    Commitments and Contingencies

(a)    Operating lease Commitments

The Group leases its offices under non-cancelable operating lease agreements. Rental expenses under operating leases included in the Consolidated Statements of Comprehensive Income (Loss) were RMB18,564 and RMB17,878 for the years ended December 31, 2018 and 2019, respectively.

As of December 31, 2019, future minimum lease commitments under non-cancelable operating lease agreements, were as follows:

Office and facilities
RMB
2020	10,189
2021	6,190
2022	4,942
2023	4,807
2024	722
Thereafter	115
Total	26,965

(b)    Capital commitment

As a limited partner of those equity method investees disclosed in note 8, the Group is committed to make further capital injection into the limited partnership in accordance with the respective partnership deeds. Such capital investment commitment amounted to RMB616,891 and RMB502,661 as of December 31, 2018 and 2019, respectively.